Customer Accounts and Amounts Due to Banks - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
Top of range [member]
Disclosure of Amounts Due To Customers and Amounts Due to Banks [Line Items]
Interest rate of customer accounts and amounts due to banks	7.00%